Related Party Arrangements (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Incurred Fees Due to Managing Dealer in Connection with its Offering

For the years ended December 31, 2012, 2011 and 2010, the Company incurred the following fees due to the Managing Dealer in connection with its Offering:

	Year Ended December 31,
	2012	2011	2010
Selling commissions	$1,880,621	$1,907,808	$847,768
Marketing support fees	805,980	820,946	363,329

	$2,686,601	$2,728,754	$1,211,097

Schedule of Fees and Reimbursable Expenses Due to Advisor, its Affiliates or Other Related Parties

For the years ended December 31, 2012, 2011 and 2010, the Company incurred the following fees and reimbursable expenses due to the Advisor and its affiliates:

	Year Ended December 31,
	2012	2011	2010
Reimbursable expenses:
Offering costs	$1,367,328	$1,387,900	$629,794
Operating and acquisition expenses	1,219,297	844,302	1,274,399

	2,586,625	2,232,202	1,904,193
Investment services fees(1)	1,994,830	708,447	—
Asset management fees(1)	444,674	49,980	—
Property management fees(2)	69,761	12,280	—

	$5,095,890	$3,002,909	$1,904,193

FOOTNOTES:

(1)	For the years ended December 31, 2012 and 2011, approximately $2.0 million and $0.4 million, respectively, of the investment services fees and approximately $0.2 million and $0.03 million respectively, of asset management fees incurred by the Company above were capitalized as part of the cost of development properties. In addition, for the years ended December 31, 2012 and 2011, approximately $0 million and $0.3 million, respectively, in investment services fees and approximately $0.1 million and $0.02 million, respectively, in asset management fees relating to Gwinnett Center are included in loss from discontinued operations for the applicable period.
(2)	For the years ended December 31, 2012 and 2011, approximately $0.07 million and $0.01 million, respectively, in property management fees relating to Gwinnett Center are included in loss from discontinued operations for the applicable period.

Schedule of Fees and Reimbursable Costs and Expenses Described

Amounts due to related parties for fees and reimbursable costs and expenses described above were as follows as of December 31:

	2012	2011
Due to Managing Dealer:
Selling commissions	$52,207	$48,314
Marketing support fees	22,375	20,706

	74,582	69,020

Due to Property Manager:
Property management fees	57,046	—

Due to the Advisor and its affiliates:
Reimbursable offering costs	37,569	35,343
Reimbursable operating expenses	1,010,613	713,026

	1,048,182	748,369

	$1,179,810	$817,389